Condensed Consolidated and Combined Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]
Cash Flows from Operating Activities:
Net loss	$ (3,237,974)	$ (1,340,845)	$ (4,177,293)	$ (1,881,575)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	10,633,593	5,245,498	7,775,219	3,956,204
Amortization of deferred financing costs	1,288,714	638,938
Amortization of deferred costs			318,464	613,353
Amortization of above/below market lease	367,708	371,930	521,232	276,913
Increase in straight-line rent	(1,145,563)	(1,667,624)	(2,329,595)	(1,156,240)
Non-cash stock compensation	667,347
Change in fair value of earn-out	1,047,515
Loss on early extinguishment of debt	885,024
Gain on equity investment	(4,474,644)
Equity in income of unconsolidated entity		(255,422)	(402,913)	(505,877)
Other professional fees			160,000
Canadian offering costs			1,983,195
Changes in non-cash working capital:
Restricted cash			(5,770,916)	(1,484,596)
Rents receivable, net	(1,546,216)	(365,362)	(74,915)	(242,705)
Prepaid expenses and other assets	(218,190)	277,711	424,521	(284,793)
Related party receivables				4,121,507
Accounts payable and accrued liabilities	72,100	1,015,543	1,169,590	55,245
Deferred rent	1,160,232	1,791,921	1,234,732	208,502
Tenant rent deposits	481,179	658,273	628,461	215,079
Net Cash Provided By Operating Activities	5,980,825	6,370,561	1,459,782	3,891,017
Cash Flows to Investing Activities:
Additions to real estate properties	(2,542,032)	(1,885,438)	(3,894,910)	(3,643,862)
Acquisition of real estate, net of cash assumed	(62,543,576)	(71,313,835)	(71,313,835)	(13,888,281)
Distribution from unconsolidated entity		672,469	947,767	1,392,255
Deferred leasing cost	(570,735)	(722,775)	(844,522)	(969,923)
Net Cash Used In Investing Activities	(65,656,343)	(73,249,579)	(75,105,500)	(17,109,811)
Cash Flows from Financing Activities:
Net proceeds from issuance of common shares	72,470,455
Debt issuance cost			(769,365)	(885,518)
Formation transactions	(35,244,570)
Debt issuance and extinguishment costs	(3,925,772)	(841,035)
Proceeds from mortgage loans payable	195,260,000	56,294,637	57,777,338	41,925,021
Repayment of mortgage loans payable	(161,572,125)	(638,513)	(1,117,508)	(15,606,216)
Contributions from partners and members	3,843,445	22,007,794	22,008,168	4,612,500
Contributions from noncontrolling interests	62,000	1,365,000	1,365,000	512,500
Distributions to partners and members	(1,347,000)	(1,224,120)	(1,499,417)	(13,770,577)
Distributions to noncontrolling interests in properties	(232,334)	(97,350)
Distributions to holders of noncontrolling interests in combined subsidiaries			(97,350)	(1,929,704)
Dividend distributions paid to stockholders and Operating Partnership unitholders	(2,094,402)
Change in restricted cash	(5,816,747)	(5,540,614)
Net Cash Provided By Financing Activities	61,402,950	71,325,799	77,666,866	14,858,006
Net Increase in Cash and Cash Equivalents	1,727,432	4,446,781	4,021,148	1,639,212
Cash and Cash Equivalents, Beginning of Period	7,127,764	3,106,616	3,106,616	1,467,404
Cash and Cash Equivalents, End of Period	8,855,196	7,553,397	7,127,764	3,106,616
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	6,555,549	3,067,866	4,813,188	2,478,106
Accrued dividend distributions payable	$ 2,689,532